Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of classes of share capital

	Total	Total
	number of	Shareholders’	Total
in 000€, except share data	ordinary shares	capital	share premium
Outstanding at January 1, 2020	53,172,513	3,066	138,090
Capital increase through exercise of warrants	487,840	30	3,082
Capital increase through exercise of convertible bonds	508,904	1,000	—
Equity settled share-based payments expense	—	—	103
Merger with Ailanthus NV	13,428,688	1,862	—
Cancellation treasury shares (Ailanthus NV)	(13,428,688)	(1,862)	—
Outstanding on December 31, 2020	54,169,257	4,096	141,275
Capital increase through exercise of warrants	294,264	22	2,322
Capital increase through public offering	4,600,000	371	90,235
Equity settled share-based payments expense	—	—	41
Outstanding on December 31, 2021	59,063,521	4,489	233,872
Capital increase through exercise of warrants	3,665	(2)	22
Equity settled share-based payments expense	—	—	—
Outstanding on December 31, 2022	59,067,186	4,487	233,895

Schedule of nature and purpose of the other reserves

	As of December 31,
in 000€	2022	2021	2020
Legal reserve	279	279	279
Other reserves	1,987	1,987	2,574
Equity-settled share-based payment expense	72	72	72
Other Comprehensive Income (loss)	(10,606)	(9,087)	(7,796)
Other reserves	(8,268)	(6,749)	(4,871)

Schedule of components of other comprehensive loss

	Currency	Fair value	Total OCI
	Translation	adjustment	attributable to
	Differences	equity	the
in ‘000€	& Other	investments	shareholder
At January 1, 2020	(1,394)	—	(1,394)
Currency translation impact	(6,025)	—	(6,025)
Fair value adjustment	—	489	489
Acquisition non-controlling interest - OCI	(866)	—	(866)
At December 31, 2020	(8,285)	489	(7,796)
Currency translation impact	2,152	—	2,152
Fair value adjustment	—	(3,443)	(3,443)
At December 31, 2021	(6,133)	(2,954)	(9,087)
Currency translation impact	(1,427)	−	(1,427)
Fair value adjustment	−	(92)	(92)
At December 31, 2022	(7,560)	(3,046)	(10,606)